Condensed Financial Statements - Statements of Changes in Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 578,223	$ 505,726	$ 392,830
Issuance of ordinary shares pursuant to share option plan (in shares)		2,872,112
Issuance of ordinary shares pursuant to share option plan		4,949	1,380	1,637
Share-based compensation expense		17,895	14,314	11,473
Conversion of convertible bond			35,864
Repurchase of ordinary shares issued for convertible notes (in shares)	(22,771,021)
Repurchase of ordinary shares issued for convertible notes			(37,003)
Repurchase of ordinary shares		(1,162)	(30,000)
Currency translation adjustment		15,795	1,358	18,807
Unrealized gains on available-for-sale securities		4,482
Net income		114,567	86,584	80,979
Ending Balance		734,749	578,223	505,726
Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		578,223	505,726	392,830
Issuance of ordinary shares pursuant to share option plan		4,950	1,380	1,637
Share-based compensation expense		17,895	14,314	11,473
Conversion of convertible bond			35,864
Repurchase of ordinary shares issued for convertible notes			(37,003)
Repurchase of ordinary shares		(1,163)	(30,000)
Currency translation adjustment		15,795	1,358	18,807
Unrealized gains on available-for-sale securities		4,482
Net income		114,567	86,584	80,979
Ending Balance		734,749	578,223	505,726
Ordinary
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)		561,121,002	570,489,352	560,972,080
Beginning Balance		11,222	11,410	11,219
Issuance of ordinary shares pursuant to share option plan (in shares)		11,640,112	7,743,594	9,517,272
Issuance of ordinary shares pursuant to share option plan		233	155	191
Conversion of convertible bond (in shares)			22,771,021
Conversion of convertible bond			455
Repurchase of ordinary shares issued for convertible notes (in shares)		(490,280)	(22,771,021)
Repurchase of ordinary shares issued for convertible notes			(455)
Repurchase of ordinary shares (shares)			(17,111,944)
Repurchase of ordinary shares		(10)	(343)
Ending Balance (in shares)		572,270,834	561,121,002	570,489,352
Ending Balance		11,445	11,222	11,410
Ordinary | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)		561,121,002	570,489,352	560,972,080
Beginning Balance		11,222	11,410	11,219
Issuance of ordinary shares pursuant to share option plan (in shares)		11,640,112	7,743,594	9,517,272
Issuance of ordinary shares pursuant to share option plan		233	155	191
Conversion of convertible bond (in shares)			22,771,021
Conversion of convertible bond			455
Repurchase of ordinary shares issued for convertible notes (in shares)			(22,771,021)
Repurchase of ordinary shares issued for convertible notes			(455)
Repurchase of ordinary shares (shares)		(490,280)	(17,111,944)
Repurchase of ordinary shares		(10)	(343)
Ending Balance (in shares)		572,270,834	561,121,002	570,489,352
Ending Balance		11,445	11,222	11,410
Additional Paid-In Capital
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		331,714	345,832	332,913
Issuance of ordinary shares pursuant to share option plan		4,716	1,225	1,446
Share-based compensation expense		17,895	14,314	11,473
Conversion of convertible bond			35,409
Repurchase of ordinary shares issued for convertible notes			(35,409)
Repurchase of ordinary shares		(1,152)	(29,657)
Ending Balance		353,173	331,714	345,832
Additional Paid-In Capital | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		331,714	345,832	332,913
Issuance of ordinary shares pursuant to share option plan		4,717	1,225	1,446
Share-based compensation expense		17,895	14,314	11,473
Conversion of convertible bond			35,409
Repurchase of ordinary shares issued for convertible notes			(35,409)
Repurchase of ordinary shares		(1,153)	(29,657)
Ending Balance		353,173	331,714	345,832
Retained Earnings (Deficit)
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		188,604	103,159	22,180
Repurchase of ordinary shares issued for convertible notes			(1,139)
Net income		114,567	86,584	80,979
Ending Balance		303,171	188,604	103,159
Retained Earnings (Deficit) | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		188,604	103,159	22,180
Repurchase of ordinary shares issued for convertible notes			(1,139)
Net income		114,567	86,584	80,979
Ending Balance		303,171	188,604	103,159
Accumulated Other Comprehensive Income
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		46,683	45,325	26,518
Currency translation adjustment		15,795	1,358	18,807
Unrealized gains on available-for-sale securities		4,482
Ending Balance		66,960	46,683	45,325
Accumulated Other Comprehensive Income | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		46,683	45,325	26,518
Currency translation adjustment		15,795	1,358	18,807
Unrealized gains on available-for-sale securities		4,482
Ending Balance		$ 66,960	$ 46,683	$ 45,325